UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-7242

                                  CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                           Erich M. Patten, President
                         Cutler Investment Counsel, LLC
                                  3555 Lear Way
                             Medford, OR 97504-9759


                        Date of fiscal year end: June 30

           Date of reporting period: January 1, 2005 - March 31, 2005

Item 1.  Schedule of Investments

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Cutler Value Fund


SCHEDULE OF INVESTMENTS
MARCH 31, 2005

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SHARES      SECURITY DESCRIPTION                            VALUE

            COMMON STOCK - 98.4%


            Consumer Discretionary - 2.8%
     13,100 McGraw-Hill Cos. Inc.                           1,142,975
                                                    ------------------
                                                    ------------------

            Consumer Staples - 12.5%
     48,150 ConAgra Foods, Inc.                             1,301,013
     22,350 Kimberly-Clark Corp.                            1,469,066
     20,900 Procter & Gamble Co.                            1,107,700
     32,600 Sysco Corp.                                     1,167,080
                                                    ------------------
                                                    ------------------

                                                            5,044,859
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                                                    ------------------

            Energy - 11.5%
     23,200 ChevronTexaco Corp.                             1,352,792
     17,050 ConocoPhillips                                  1,838,672
     24,060 Exxon Mobil Corp.                               1,433,976
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                                                            4,625,440
                                                    ------------------
                                                    ------------------

            Financials - 15.3%
     26,850 Citigroup, Inc.                                 1,206,639
     32,950 J.P. Morgan Chase & Co.                         1,140,070
     29,950 Lincoln National Corp.                          1,351,943
     46,300 U.S. Bancorp                                    1,334,366
     19,250 Wells Fargo & Co.                               1,151,150
                                                    ------------------
                                                    ------------------

                                                            6,184,168
                                                    ------------------
                                                    ------------------

            Health Care - 12.8%
     56,550 Bristol-Myers Squibb Co.                        1,439,763
     19,100 Johnson & Johnson                               1,282,756
     38,050 Merck & Co., Inc.                               1,231,679
     45,000 Pfizer, Inc.                                    1,182,150
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                                                    ------------------

                                                            5,136,348
                                                    ------------------
                                                    ------------------

            Industrials - 18.1%
     15,050 3M Co.                                          1,289,634
     12,750 Caterpillar, Inc.                               1,165,860
     18,950 Emerson Electric Co.                            1,230,424
     33,150 General Electric Co.                            1,195,389
     26,700 Pitney Bowes, Inc.                              1,204,704
     11,850 United Technologies Corp.                       1,204,671
                                                    ------------------
                                                    ------------------

                                                            7,290,682
                                                    ------------------
                                                    ------------------

            Information Technology - 3.1%
     56,300 Hewlett-Packard Co.                             1,235,222
                                                    ------------------
                                                    ------------------


            Materials - 6.1%
     39,650 Alcoa, Inc.                                     1,204,963
     24,900 Dow Chemical Co.                                1,241,265
                                                    ------------------
                                                    ------------------

                                                            2,446,228
                                                    ------------------
                                                    ------------------

            Telecommunication Services - 3.2%
     54,000 SBC Communications, Inc.                        1,279,260
                                                    ------------------
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            Utilities - 13.0%
     27,900 Consolidated Edison, Inc.                       1,176,822
     28,150 Exelon Corp.                                    1,291,804
     56,650 National Fuel Gas Co.                           1,619,623
     27,900 Peoples Energy Corp.                            1,169,568
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                                                    ------------------

                                                            5,257,817
                                                    ------------------
                                                    ------------------

            TOTAL COMMON STOCK (Cost $34,649,697)          39,642,999
                                                    ------------------
                                                    ------------------

            SHORT TERM INVESTMENT - 1.7%

            MONEY MARKET FUND - 1.6%
    659,359 Monarch Daily Assets Cash Fund
            Cost ($659,359)                                   659,359
                                                    ------------------
                                                    ------------------

PRINCIPAL
            MONEY MARKET DEPOSIT ACCOUNT - 0.1%
    $33,692 Citibank Money Market Deposit Account
            (Cost $33,691)                                     33,692
                                                    ------------------
                                                    ------------------

            TOTAL SHORT TERM INVESTMENTS
            (Cost $693,051)                                    693,051
                                                    ------------------
                                                    ------------------

            TOTAL INVESTMENTS - 100.1%
            (Cost $35,342,748)*                           $ 40,336,050
            Other Assets and Liabilities, Net - (0.1%)        (37,416)
                                                    ------------------
                                                    ------------------

            TOTAL NET ASSETS - 100.0%                     $ 40,298,634
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                                                    ==================



*Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                               $7,499,883
Gross Unrealized Depreciation                              (2,506,581)
                                                    ------------------
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                  $4,993,302

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Cutler Trust

By:     /s/ Erich M. Patten
        __________________________
         Erich M. Patten, President

Date:   May 2, 2005
        __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Erich M. Patten
        __________________________
         Erich M. Patten, President

Date:   May 4, 2005
        __________________________


By:     /s/ Matthew C. Patten
        __________________________
         Matthew C. Patten, Treasurer

Date:   May 4, 2005
        __________________________